Document and Entity Information	Sep. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	VIRTUS EQUITY TRUST
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2020
Document Effective Date	Dec. 18, 2020
Prospectus Date	Oct. 19, 2020
Virtus Tactical Allocation Fund | Class I
Prospectus:
Trading Symbol	VTAIX
Virtus Tactical Allocation Fund | Class R6
Prospectus:
Trading Symbol	VTARX
Virtus Tactical Allocation Fund | Class C
Prospectus:
Trading Symbol	POICX
Virtus Tactical Allocation Fund | Class A
Prospectus:
Trading Symbol	NAINX